SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Revenues	$ 110		$ 134		$ 1,087		$ 506		$ 665		$ 387
Service [Member]
Revenues	105	[1]	105	[1]	317	[1]	211	[1]	317	[2]		[2]
Product [Member]
Revenues	$ 5		$ 29		$ 770		$ 295		$ 348		$ 387

[1]	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation and moved from the development phase of the project to its production phase. As a result, during the nine months ended September 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amount of $317 thousand. The amount was recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.
[2]	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2022, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $317 thousand and $180 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.